Annual Total Returns[BarChart] - Conservative Allocation Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.71%	7.02%	3.67%	1.40%	(1.69%)	4.82%	7.11%	(2.13%)	10.73%	6.92%